32 Income tax and deferred tax (Details 3) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Income Tax Deferred Tax
Tax payable		$ 3,953
Tax withholdings		(1,272)
Total current		$ 2,681